Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DEUTSCHE DWS GLOBAL/INTERNATIONAL FUND, INC.
Entity Central Index Key	0000793597
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000014885
Shareholder Report [Line Items]
Fund Name	DWS Global Small Cap Fund
Class Name	Class A
Trading Symbol	KGDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Global Small Cap Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$145	1.37%

Gross expense ratio as of the latest prospectus: 1.51%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 11.89% (unadjusted for sales charges) for the period ended October 31, 2025. The Fund's broad-based index, the MSCI ACWI Index, returned 22.64% for the same period, while the Fund's additional, more narrowly based index, the S&P® Developed SmallCap Index, returned 15.65%.

The Fund’s underperformance relative to the S&P® Developed SmallCap Index was primarily the result of stock selection in the financials, consumer discretionary, and real estate sectors. On the other hand, selection in industrials, communication services, and health care contributed positively.

The information technology stock Lumentum Holdings, Inc. (2.6%), a designer and manufacturer of optical and photonic products for cloud data centers, AI infrastructure, and industrial applications, was the top contributor at the individual company level. The stock surged behind strong earnings, robust demand from cloud and AI customers, and expanding profit margins. BridgeBio Pharma, Inc. (2.3%), which develops and commercializes medicines for genetic diseases and cancers, was a top performer in health care due to the successful launch of a new drug and a number of analyst upgrades. DroneShield Ltd.,* a provider of AI-powered counter-drone and electronic warfare solutions, further helped results. The shares rallied on the strength of contract wins and impressive revenue growth. The Italy-based cement producer Buzzi SpA (1.4%) and the satellite communications company EchoStar Corp. (0.6%) were additional contributors of note.

Modine Manufacturing Co.,* a producer of thermal management solutions, was the largest detractor. The stock declined due to weaker-than-expected sales, mixed guidance, and concerns about growth in its data center cooling segment. Stride, Inc. (0.8%) a technology-based education company providing online and blended learning programs for K-12 students and adult learners, also hurt performance. The stock plunged after the company issued sharply lower guidance, citing major IT platform issues that led to missed enrollments and higher withdrawal rates. Shares of Siegfried Holding AG (1.0%), a leading pharmaceutical contract development and manufacturing organization, declined due to cautious guidance and margin pressure. The U.K. bakery chain Greggs PLC (0.7%) and the US insulation producer Aspen Aerogels, Inc. (0.5%) were additional detractors of note.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	MSCI ACWI Index	S&P® Developed SmallCap Index
'15	$9,425	$10,000	$10,000
'15	$9,518	$9,917	$10,084
'15	$9,339	$9,739	$9,846
'16	$8,562	$9,151	$9,076
'16	$8,445	$9,088	$9,105
'16	$9,146	$9,762	$9,880
'16	$9,156	$9,906	$10,105
'16	$9,267	$9,918	$10,210
'16	$8,785	$9,858	$10,018
'16	$9,285	$10,283	$10,568
'16	$9,361	$10,318	$10,586
'16	$9,468	$10,381	$10,742
'16	$9,052	$10,205	$10,343
'16	$9,387	$10,282	$10,735
'16	$9,497	$10,504	$10,987
'17	$9,708	$10,792	$11,241
'17	$9,842	$11,094	$11,491
'17	$9,935	$11,230	$11,595
'17	$10,113	$11,405	$11,811
'17	$10,272	$11,657	$11,931
'17	$10,417	$11,710	$12,121
'17	$10,603	$12,037	$12,386
'17	$10,535	$12,083	$12,377
'17	$10,949	$12,317	$12,845
'17	$10,949	$12,573	$13,027
'17	$11,206	$12,816	$13,356
'17	$11,339	$13,023	$13,548
'18	$11,793	$13,757	$14,051
'18	$11,208	$13,180	$13,474
'18	$11,202	$12,897	$13,477
'18	$11,226	$13,021	$13,583
'18	$11,450	$13,037	$13,936
'18	$11,471	$12,966	$13,867
'18	$11,450	$13,357	$14,037
'18	$11,631	$13,462	$14,416
'18	$11,349	$13,521	$14,200
'18	$9,899	$12,508	$12,762
'18	$9,893	$12,690	$12,880
'18	$8,851	$11,797	$11,678
'19	$9,755	$12,728	$12,865
'19	$10,077	$13,069	$13,376
'19	$9,955	$13,233	$13,259
'19	$10,317	$13,680	$13,691
'19	$9,457	$12,868	$12,826
'19	$10,088	$13,711	$13,622
'19	$9,992	$13,751	$13,654
'19	$9,552	$13,425	$13,203
'19	$9,744	$13,707	$13,419
'19	$10,198	$14,082	$13,792
'19	$10,508	$14,426	$14,245
'19	$10,797	$14,934	$14,730
'20	$10,486	$14,769	$14,338
'20	$9,512	$13,576	$13,022
'20	$7,576	$11,744	$10,326
'20	$8,464	$13,002	$11,716
'20	$9,297	$13,567	$12,542
'20	$9,438	$14,000	$12,872
'20	$9,823	$14,741	$13,487
'20	$10,467	$15,643	$14,199
'20	$10,242	$15,139	$13,837
'20	$10,356	$14,771	$13,799
'20	$11,686	$16,591	$15,991
'20	$12,601	$17,362	$17,117
'21	$12,620	$17,283	$17,368
'21	$13,266	$17,683	$18,240
'21	$13,434	$18,155	$18,580
'21	$13,961	$18,949	$19,339
'21	$14,021	$19,244	$19,547
'21	$14,151	$19,498	$19,647
'21	$14,125	$19,632	$19,493
'21	$14,337	$20,123	$19,964
'21	$13,824	$19,292	$19,307
'21	$14,359	$20,277	$19,990
'21	$13,791	$19,789	$18,989
'21	$14,450	$20,580	$19,715
'22	$13,230	$19,569	$18,190
'22	$13,107	$19,064	$18,237
'22	$13,177	$19,477	$18,450
'22	$12,119	$17,918	$17,009
'22	$11,996	$17,939	$17,026
'22	$10,627	$16,427	$15,279
'22	$11,597	$17,574	$16,666
'22	$11,153	$16,927	$16,176
'22	$9,911	$15,306	$14,490
'22	$10,657	$16,230	$15,674
'22	$11,491	$17,489	$16,697
'22	$10,874	$16,801	$16,105
'23	$11,959	$18,005	$17,667
'23	$11,801	$17,489	$17,232
'23	$11,537	$18,028	$16,824
'23	$11,509	$18,287	$16,760
'23	$11,226	$18,092	$16,275
'23	$12,149	$19,142	$17,375
'23	$13,063	$19,843	$18,234
'23	$12,664	$19,288	$17,545
'23	$11,829	$18,491	$16,592
'23	$11,161	$17,935	$15,580
'23	$12,200	$19,590	$17,069
'23	$13,502	$20,531	$18,666
'24	$13,062	$20,651	$18,188
'24	$13,434	$21,538	$18,840
'24	$13,937	$22,214	$19,654
'24	$12,994	$21,481	$18,601
'24	$13,800	$22,353	$19,417
'24	$13,453	$22,851	$19,047
'24	$14,582	$23,220	$20,167
'24	$14,484	$23,809	$20,256
'24	$14,704	$24,362	$20,718
'24	$14,401	$23,816	$20,242
'24	$15,428	$24,706	$21,550
'24	$14,187	$24,122	$20,278
'25	$14,484	$24,931	$21,020
'25	$13,786	$24,781	$20,344
'25	$13,380	$23,802	$19,485
'25	$13,453	$24,024	$19,571
'25	$14,182	$25,405	$20,717
'25	$15,010	$26,546	$21,665
'25	$14,953	$26,906	$21,978
'25	$15,713	$27,570	$22,913
'25	$16,171	$28,569	$23,365
'25	$16,114	$29,208	$23,411

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	11.89%	9.24%	5.51%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	5.46%	7.96%	4.89%
MSCI ACWI Index	22.64%	14.61%	11.31%
S&P® Developed SmallCap Index	15.65%	11.15%	8.88%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 166,637,170
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 1,285,057
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	166,637,170
Number of Portfolio Holdings	157
Portfolio Turnover Rate (%)	56
Total Net Advisory Fees Paid ($)	1,285,057

Holdings [Text Block]
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	18%
Financials	16%
Information Technology	13%
Health Care	11%
Consumer Discretionary	9%
Materials	9%
Real Estate	7%
Energy	5%
Consumer Staples	4%
Communication Services	4%
Utilities	3%

Geographical Diversification

Country	% of Net Assets
United States	65%
Japan	7%
United Kingdom	6%
Canada	3%
Korea	3%
Switzerland	3%
France	2%
Italy	2%
Sweden	1%
Germany	1%
Other	5%

Ten Largest Equity Holdings

Holdings	18.4% of Net Assets
Lumentum Holdings, Inc. (United States)	2.6%
BridgeBio Pharma, Inc. (United States)	2.3%
Casey's General Stores, Inc. (United States)	2.0%
TechnipFMC PLC (United Kingdom)	1.7%
Eiffage SA (France)	1.7%
Premier, Inc. (United States)	1.7%
Affiliated Managers Group, Inc. (United States)	1.7%
SkyWest, Inc. (United States)	1.6%
TopBuild Corp. (United States)	1.6%
Benchmark Electronics, Inc. (United States)	1.5%

Material Fund Change [Text Block]
C000014888
Shareholder Report [Line Items]
Fund Name	DWS Global Small Cap Fund
Class Name	Class C
Trading Symbol	KGDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Global Small Cap Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$224	2.12%

Gross expense ratio as of the latest prospectus: 2.38%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 224
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 11.07% (unadjusted for sales charges) for the period ended October 31, 2025. The Fund's broad-based index, the MSCI ACWI Index, returned 22.64% for the same period, while the Fund's additional, more narrowly based index, the S&P® Developed SmallCap Index, returned 15.65%.

The Fund’s underperformance relative to the S&P® Developed SmallCap Index was primarily the result of stock selection in the financials, consumer discretionary, and real estate sectors. On the other hand, selection in industrials, communication services, and health care contributed positively.

The information technology stock Lumentum Holdings, Inc. (2.6%), a designer and manufacturer of optical and photonic products for cloud data centers, AI infrastructure, and industrial applications, was the top contributor at the individual company level. The stock surged behind strong earnings, robust demand from cloud and AI customers, and expanding profit margins. BridgeBio Pharma, Inc. (2.3%), which develops and commercializes medicines for genetic diseases and cancers, was a top performer in health care due to the successful launch of a new drug and a number of analyst upgrades. DroneShield Ltd.,* a provider of AI-powered counter-drone and electronic warfare solutions, further helped results. The shares rallied on the strength of contract wins and impressive revenue growth. The Italy-based cement producer Buzzi SpA (1.4%) and the satellite communications company EchoStar Corp. (0.6%) were additional contributors of note.

Modine Manufacturing Co.,* a producer of thermal management solutions, was the largest detractor. The stock declined due to weaker-than-expected sales, mixed guidance, and concerns about growth in its data center cooling segment. Stride, Inc. (0.8%) a technology-based education company providing online and blended learning programs for K-12 students and adult learners, also hurt performance. The stock plunged after the company issued sharply lower guidance, citing major IT platform issues that led to missed enrollments and higher withdrawal rates. Shares of Siegfried Holding AG (1.0%), a leading pharmaceutical contract development and manufacturing organization, declined due to cautious guidance and margin pressure. The U.K. bakery chain Greggs PLC (0.7%) and the US insulation producer Aspen Aerogels, Inc. (0.5%) were additional detractors of note.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	MSCI ACWI Index	S&P® Developed SmallCap Index
'15	$10,000	$10,000	$10,000
'15	$10,091	$9,917	$10,084
'15	$9,894	$9,739	$9,846
'16	$9,065	$9,151	$9,076
'16	$8,936	$9,088	$9,105
'16	$9,671	$9,762	$9,880
'16	$9,677	$9,906	$10,105
'16	$9,787	$9,918	$10,210
'16	$9,275	$9,858	$10,018
'16	$9,797	$10,283	$10,568
'16	$9,869	$10,318	$10,586
'16	$9,976	$10,381	$10,742
'16	$9,530	$10,205	$10,343
'16	$9,878	$10,282	$10,735
'16	$9,986	$10,504	$10,987
'17	$10,199	$10,792	$11,241
'17	$10,336	$11,094	$11,491
'17	$10,429	$11,230	$11,595
'17	$10,608	$11,405	$11,811
'17	$10,766	$11,657	$11,931
'17	$10,914	$11,710	$12,121
'17	$11,100	$12,037	$12,386
'17	$11,020	$12,083	$12,377
'17	$11,447	$12,317	$12,845
'17	$11,443	$12,573	$13,027
'17	$11,705	$12,816	$13,356
'17	$11,838	$13,023	$13,548
'18	$12,302	$13,757	$14,051
'18	$11,684	$13,180	$13,474
'18	$11,672	$12,897	$13,477
'18	$11,688	$13,021	$13,583
'18	$11,912	$13,037	$13,936
'18	$11,928	$12,966	$13,867
'18	$11,897	$13,357	$14,037
'18	$12,078	$13,462	$14,416
'18	$11,779	$13,521	$14,200
'18	$10,270	$12,508	$12,762
'18	$10,254	$12,690	$12,880
'18	$9,170	$11,797	$11,678
'19	$10,103	$12,728	$12,865
'19	$10,428	$13,069	$13,376
'19	$10,293	$13,233	$13,259
'19	$10,662	$13,680	$13,691
'19	$9,769	$12,868	$12,826
'19	$10,413	$13,711	$13,622
'19	$10,303	$13,751	$13,654
'19	$9,844	$13,425	$13,203
'19	$10,038	$13,707	$13,419
'19	$10,498	$14,082	$13,792
'19	$10,812	$14,426	$14,245
'19	$11,102	$14,934	$14,730
'20	$10,777	$14,769	$14,338
'20	$9,769	$13,576	$13,022
'20	$7,774	$11,744	$10,326
'20	$8,681	$13,002	$11,716
'20	$9,528	$13,567	$12,542
'20	$9,669	$14,000	$12,872
'20	$10,055	$14,741	$13,487
'20	$10,706	$15,643	$14,199
'20	$10,471	$15,139	$13,837
'20	$10,581	$14,771	$13,799
'20	$11,929	$16,591	$15,991
'20	$12,858	$17,362	$17,117
'21	$12,868	$17,283	$17,368
'21	$13,523	$17,683	$18,240
'21	$13,684	$18,155	$18,580
'21	$14,208	$18,949	$19,339
'21	$14,264	$19,244	$19,547
'21	$14,385	$19,498	$19,647
'21	$14,349	$19,632	$19,493
'21	$14,556	$20,123	$19,964
'21	$14,027	$19,292	$19,307
'21	$14,561	$20,277	$19,990
'21	$13,976	$19,789	$18,989
'21	$14,635	$20,580	$19,715
'22	$13,390	$19,569	$18,190
'22	$13,257	$19,064	$18,237
'22	$13,320	$19,477	$18,450
'22	$12,246	$17,918	$17,009
'22	$12,107	$17,939	$17,026
'22	$10,723	$16,427	$15,279
'22	$11,696	$17,574	$16,666
'22	$11,241	$16,927	$16,176
'22	$9,984	$15,306	$14,490
'22	$10,723	$16,230	$15,674
'22	$11,557	$17,489	$16,697
'22	$10,925	$16,801	$16,105
'23	$12,013	$18,005	$17,667
'23	$11,849	$17,489	$17,232
'23	$11,575	$18,028	$16,824
'23	$11,541	$18,287	$16,760
'23	$11,246	$18,092	$16,275
'23	$12,164	$19,142	$17,375
'23	$13,074	$19,843	$18,234
'23	$12,663	$19,288	$17,545
'23	$11,821	$18,491	$16,592
'23	$11,151	$17,935	$15,580
'23	$12,177	$19,590	$17,069
'23	$13,471	$20,531	$18,666
'24	$13,025	$20,651	$18,188
'24	$13,383	$21,538	$18,840
'24	$13,881	$22,214	$19,654
'24	$12,930	$21,481	$18,601
'24	$13,727	$22,353	$19,417
'24	$13,376	$22,851	$19,047
'24	$14,488	$23,220	$20,167
'24	$14,378	$23,809	$20,256
'24	$14,591	$24,362	$20,718
'24	$14,276	$23,816	$20,242
'24	$15,286	$24,706	$21,550
'24	$14,051	$24,122	$20,278
'25	$14,338	$24,931	$21,020
'25	$13,638	$24,781	$20,344
'25	$13,224	$23,802	$19,485
'25	$13,288	$24,024	$19,571
'25	$14,004	$25,405	$20,717
'25	$14,807	$26,546	$21,665
'25	$14,743	$26,906	$21,978
'25	$15,483	$27,570	$22,913
'25	$15,928	$28,569	$23,365
'25	$15,856	$29,208	$23,411

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	11.07%	8.43%	4.72%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	10.07%	8.43%	4.72%
MSCI ACWI Index	22.64%	14.61%	11.31%
S&P® Developed SmallCap Index	15.65%	11.15%	8.88%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 166,637,170
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 1,285,057
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	166,637,170
Number of Portfolio Holdings	157
Portfolio Turnover Rate (%)	56
Total Net Advisory Fees Paid ($)	1,285,057

Holdings [Text Block]
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	18%
Financials	16%
Information Technology	13%
Health Care	11%
Consumer Discretionary	9%
Materials	9%
Real Estate	7%
Energy	5%
Consumer Staples	4%
Communication Services	4%
Utilities	3%

Geographical Diversification

Country	% of Net Assets
United States	65%
Japan	7%
United Kingdom	6%
Canada	3%
Korea	3%
Switzerland	3%
France	2%
Italy	2%
Sweden	1%
Germany	1%
Other	5%

Ten Largest Equity Holdings

Holdings	18.4% of Net Assets
Lumentum Holdings, Inc. (United States)	2.6%
BridgeBio Pharma, Inc. (United States)	2.3%
Casey's General Stores, Inc. (United States)	2.0%
TechnipFMC PLC (United Kingdom)	1.7%
Eiffage SA (France)	1.7%
Premier, Inc. (United States)	1.7%
Affiliated Managers Group, Inc. (United States)	1.7%
SkyWest, Inc. (United States)	1.6%
TopBuild Corp. (United States)	1.6%
Benchmark Electronics, Inc. (United States)	1.5%

Material Fund Change [Text Block]
C000148173
Shareholder Report [Line Items]
Fund Name	DWS Global Small Cap Fund
Class Name	Class R6
Trading Symbol	KGDZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Global Small Cap Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$117	1.10%

Gross expense ratio as of the latest prospectus: 1.07%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of the Fund returned 12.19% for the period ended October 31, 2025. The Fund's broad-based index, the MSCI ACWI Index, returned 22.64% for the same period, while the Fund's additional, more narrowly based index, the S&P® Developed SmallCap Index, returned 15.65%.

The Fund’s underperformance relative to the S&P® Developed SmallCap Index was primarily the result of stock selection in the financials, consumer discretionary, and real estate sectors. On the other hand, selection in industrials, communication services, and health care contributed positively.

The information technology stock Lumentum Holdings, Inc. (2.6%), a designer and manufacturer of optical and photonic products for cloud data centers, AI infrastructure, and industrial applications, was the top contributor at the individual company level. The stock surged behind strong earnings, robust demand from cloud and AI customers, and expanding profit margins. BridgeBio Pharma, Inc. (2.3%), which develops and commercializes medicines for genetic diseases and cancers, was a top performer in health care due to the successful launch of a new drug and a number of analyst upgrades. DroneShield Ltd.,* a provider of AI-powered counter-drone and electronic warfare solutions, further helped results. The shares rallied on the strength of contract wins and impressive revenue growth. The Italy-based cement producer Buzzi SpA (1.4%) and the satellite communications company EchoStar Corp. (0.6%) were additional contributors of note.

Modine Manufacturing Co.,* a producer of thermal management solutions, was the largest detractor. The stock declined due to weaker-than-expected sales, mixed guidance, and concerns about growth in its data center cooling segment. Stride, Inc. (0.8%) a technology-based education company providing online and blended learning programs for K-12 students and adult learners, also hurt performance. The stock plunged after the company issued sharply lower guidance, citing major IT platform issues that led to missed enrollments and higher withdrawal rates. Shares of Siegfried Holding AG (1.0%), a leading pharmaceutical contract development and manufacturing organization, declined due to cautious guidance and margin pressure. The U.K. bakery chain Greggs PLC (0.7%) and the US insulation producer Aspen Aerogels, Inc. (0.5%) were additional detractors of note.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class R6	MSCI ACWI Index	S&P® Developed SmallCap Index
'15	$10,000	$10,000	$10,000
'15	$10,100	$9,917	$10,084
'15	$9,914	$9,739	$9,846
'16	$9,092	$9,151	$9,076
'16	$8,970	$9,088	$9,105
'16	$9,715	$9,762	$9,880
'16	$9,731	$9,906	$10,105
'16	$9,852	$9,918	$10,210
'16	$9,343	$9,858	$10,018
'16	$9,878	$10,283	$10,568
'16	$9,958	$10,318	$10,586
'16	$10,077	$10,381	$10,742
'16	$9,635	$10,205	$10,343
'16	$9,997	$10,282	$10,735
'16	$10,117	$10,504	$10,987
'17	$10,342	$10,792	$11,241
'17	$10,487	$11,094	$11,491
'17	$10,590	$11,230	$11,595
'17	$10,782	$11,405	$11,811
'17	$10,955	$11,657	$11,931
'17	$11,113	$11,710	$12,121
'17	$11,316	$12,037	$12,386
'17	$11,247	$12,083	$12,377
'17	$11,695	$12,317	$12,845
'17	$11,700	$12,573	$13,027
'17	$11,978	$12,816	$13,356
'17	$12,128	$13,023	$13,548
'18	$12,617	$13,757	$14,051
'18	$11,995	$13,180	$13,474
'18	$11,992	$12,897	$13,477
'18	$12,020	$13,021	$13,583
'18	$12,265	$13,037	$13,936
'18	$12,292	$12,966	$13,867
'18	$12,274	$13,357	$14,037
'18	$12,472	$13,462	$14,416
'18	$12,175	$13,521	$14,200
'18	$10,625	$12,508	$12,762
'18	$10,619	$12,690	$12,880
'18	$9,505	$11,797	$11,678
'19	$10,481	$12,728	$12,865
'19	$10,827	$13,069	$13,376
'19	$10,698	$13,233	$13,259
'19	$11,092	$13,680	$13,691
'19	$10,171	$12,868	$12,826
'19	$10,852	$13,711	$13,622
'19	$10,749	$13,751	$13,654
'19	$10,282	$13,425	$13,203
'19	$10,492	$13,707	$13,419
'19	$10,985	$14,082	$13,792
'19	$11,320	$14,426	$14,245
'19	$11,634	$14,934	$14,730
'20	$11,301	$14,769	$14,338
'20	$10,252	$13,576	$13,022
'20	$8,166	$11,744	$10,326
'20	$9,126	$13,002	$11,716
'20	$10,027	$13,567	$12,542
'20	$10,182	$14,000	$12,872
'20	$10,603	$14,741	$13,487
'20	$11,298	$15,643	$14,199
'20	$11,058	$15,139	$13,837
'20	$11,183	$14,771	$13,799
'20	$12,624	$16,591	$15,991
'20	$13,614	$17,362	$17,117
'21	$13,637	$17,283	$17,368
'21	$14,341	$17,683	$18,240
'21	$14,526	$18,155	$18,580
'21	$15,101	$18,949	$19,339
'21	$15,167	$19,244	$19,547
'21	$15,312	$19,498	$19,647
'21	$15,290	$19,632	$19,493
'21	$15,523	$20,123	$19,964
'21	$14,971	$19,292	$19,307
'21	$15,557	$20,277	$19,990
'21	$14,945	$19,789	$18,989
'21	$15,660	$20,580	$19,715
'22	$14,344	$19,569	$18,190
'22	$14,214	$19,064	$18,237
'22	$14,292	$19,477	$18,450
'22	$13,153	$17,918	$17,009
'22	$13,018	$17,939	$17,026
'22	$11,537	$16,427	$15,279
'22	$12,594	$17,574	$16,666
'22	$12,113	$16,927	$16,176
'22	$10,766	$15,306	$14,490
'22	$11,581	$16,230	$15,674
'22	$12,486	$17,489	$16,697
'22	$11,819	$16,801	$16,105
'23	$13,003	$18,005	$17,667
'23	$12,834	$17,489	$17,232
'23	$12,550	$18,028	$16,824
'23	$12,523	$18,287	$16,760
'23	$12,217	$18,092	$16,275
'23	$13,227	$19,142	$17,375
'23	$14,222	$19,843	$18,234
'23	$13,793	$19,288	$17,545
'23	$12,884	$18,491	$16,592
'23	$12,162	$17,935	$15,580
'23	$13,295	$19,590	$17,069
'23	$14,719	$20,531	$18,666
'24	$14,243	$20,651	$18,188
'24	$14,652	$21,538	$18,840
'24	$15,205	$22,214	$19,654
'24	$14,176	$21,481	$18,601
'24	$15,060	$22,353	$19,417
'24	$14,690	$22,851	$19,047
'24	$15,921	$23,220	$20,167
'24	$15,820	$23,809	$20,256
'24	$16,060	$24,362	$20,718
'24	$15,733	$23,816	$20,242
'24	$16,862	$24,706	$21,550
'24	$15,506	$24,122	$20,278
'25	$15,838	$24,931	$21,020
'25	$15,076	$24,781	$20,344
'25	$14,637	$23,802	$19,485
'25	$14,719	$24,024	$19,571
'25	$15,521	$25,405	$20,717
'25	$16,425	$26,546	$21,665
'25	$16,369	$26,906	$21,978
'25	$17,207	$27,570	$22,913
'25	$17,713	$28,569	$23,365
'25	$17,651	$29,208	$23,411

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class R6 No Sales Charge	12.19%	9.56%	5.85%
MSCI ACWI Index	22.64%	14.61%	11.31%
S&P® Developed SmallCap Index	15.65%	11.15%	8.88%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 166,637,170
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 1,285,057
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	166,637,170
Number of Portfolio Holdings	157
Portfolio Turnover Rate (%)	56
Total Net Advisory Fees Paid ($)	1,285,057

Holdings [Text Block]
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	18%
Financials	16%
Information Technology	13%
Health Care	11%
Consumer Discretionary	9%
Materials	9%
Real Estate	7%
Energy	5%
Consumer Staples	4%
Communication Services	4%
Utilities	3%

Geographical Diversification

Country	% of Net Assets
United States	65%
Japan	7%
United Kingdom	6%
Canada	3%
Korea	3%
Switzerland	3%
France	2%
Italy	2%
Sweden	1%
Germany	1%
Other	5%

Ten Largest Equity Holdings

Holdings	18.4% of Net Assets
Lumentum Holdings, Inc. (United States)	2.6%
BridgeBio Pharma, Inc. (United States)	2.3%
Casey's General Stores, Inc. (United States)	2.0%
TechnipFMC PLC (United Kingdom)	1.7%
Eiffage SA (France)	1.7%
Premier, Inc. (United States)	1.7%
Affiliated Managers Group, Inc. (United States)	1.7%
SkyWest, Inc. (United States)	1.6%
TopBuild Corp. (United States)	1.6%
Benchmark Electronics, Inc. (United States)	1.5%

Material Fund Change [Text Block]
C000014889
Shareholder Report [Line Items]
Fund Name	DWS Global Small Cap Fund
Class Name	Class S
Trading Symbol	SGSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Global Small Cap Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$119	1.12%

Gross expense ratio as of the latest prospectus: 1.16%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 12.14% for the period ended October 31, 2025. The Fund's broad-based index, the MSCI ACWI Index, returned 22.64% for the same period, while the Fund's additional, more narrowly based index, the S&P® Developed SmallCap Index, returned 15.65%.

The Fund’s underperformance relative to the S&P® Developed SmallCap Index was primarily the result of stock selection in the financials, consumer discretionary, and real estate sectors. On the other hand, selection in industrials, communication services, and health care contributed positively.

The information technology stock Lumentum Holdings, Inc. (2.6%), a designer and manufacturer of optical and photonic products for cloud data centers, AI infrastructure, and industrial applications, was the top contributor at the individual company level. The stock surged behind strong earnings, robust demand from cloud and AI customers, and expanding profit margins. BridgeBio Pharma, Inc. (2.3%), which develops and commercializes medicines for genetic diseases and cancers, was a top performer in health care due to the successful launch of a new drug and a number of analyst upgrades. DroneShield Ltd.,* a provider of AI-powered counter-drone and electronic warfare solutions, further helped results. The shares rallied on the strength of contract wins and impressive revenue growth. The Italy-based cement producer Buzzi SpA (1.4%) and the satellite communications company EchoStar Corp. (0.6%) were additional contributors of note.

Modine Manufacturing Co.,* a producer of thermal management solutions, was the largest detractor. The stock declined due to weaker-than-expected sales, mixed guidance, and concerns about growth in its data center cooling segment. Stride, Inc. (0.8%) a technology-based education company providing online and blended learning programs for K-12 students and adult learners, also hurt performance. The stock plunged after the company issued sharply lower guidance, citing major IT platform issues that led to missed enrollments and higher withdrawal rates. Shares of Siegfried Holding AG (1.0%), a leading pharmaceutical contract development and manufacturing organization, declined due to cautious guidance and margin pressure. The U.K. bakery chain Greggs PLC (0.7%) and the US insulation producer Aspen Aerogels, Inc. (0.5%) were additional detractors of note.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	MSCI ACWI Index	S&P® Developed SmallCap Index
'15	$10,000	$10,000	$10,000
'15	$10,100	$9,917	$10,084
'15	$9,912	$9,739	$9,846
'16	$9,090	$9,151	$9,076
'16	$8,968	$9,088	$9,105
'16	$9,713	$9,762	$9,880
'16	$9,726	$9,906	$10,105
'16	$9,847	$9,918	$10,210
'16	$9,338	$9,858	$10,018
'16	$9,870	$10,283	$10,568
'16	$9,953	$10,318	$10,586
'16	$10,069	$10,381	$10,742
'16	$9,627	$10,205	$10,343
'16	$9,987	$10,282	$10,735
'16	$10,106	$10,504	$10,987
'17	$10,332	$10,792	$11,241
'17	$10,476	$11,094	$11,491
'17	$10,579	$11,230	$11,595
'17	$10,771	$11,405	$11,811
'17	$10,940	$11,657	$11,931
'17	$11,099	$11,710	$12,121
'17	$11,299	$12,037	$12,386
'17	$11,227	$12,083	$12,377
'17	$11,672	$12,317	$12,845
'17	$11,677	$12,573	$13,027
'17	$11,953	$12,816	$13,356
'17	$12,100	$13,023	$13,548
'18	$12,585	$13,757	$14,051
'18	$11,964	$13,180	$13,474
'18	$11,960	$12,897	$13,477
'18	$11,988	$13,021	$13,583
'18	$12,229	$13,037	$13,936
'18	$12,257	$12,966	$13,867
'18	$12,236	$13,357	$14,037
'18	$12,434	$13,462	$14,416
'18	$12,134	$13,521	$14,200
'18	$10,588	$12,508	$12,762
'18	$10,584	$12,690	$12,880
'18	$9,471	$11,797	$11,678
'19	$10,444	$12,728	$12,865
'19	$10,786	$13,069	$13,376
'19	$10,657	$13,233	$13,259
'19	$11,048	$13,680	$13,691
'19	$10,127	$12,868	$12,826
'19	$10,804	$13,711	$13,622
'19	$10,705	$13,751	$13,654
'19	$10,237	$13,425	$13,203
'19	$10,447	$13,707	$13,419
'19	$10,933	$14,082	$13,792
'19	$11,268	$14,426	$14,245
'19	$11,582	$14,934	$14,730
'20	$11,250	$14,769	$14,338
'20	$10,204	$13,576	$13,022
'20	$8,129	$11,744	$10,326
'20	$9,085	$13,002	$11,716
'20	$9,979	$13,567	$12,542
'20	$10,134	$14,000	$12,872
'20	$10,552	$14,741	$13,487
'20	$11,242	$15,643	$14,199
'20	$11,006	$15,139	$13,837
'20	$11,131	$14,771	$13,799
'20	$12,561	$16,591	$15,991
'20	$13,548	$17,362	$17,117
'21	$13,570	$17,283	$17,368
'21	$14,271	$17,683	$18,240
'21	$14,452	$18,155	$18,580
'21	$15,023	$18,949	$19,339
'21	$15,090	$19,244	$19,547
'21	$15,234	$19,498	$19,647
'21	$15,208	$19,632	$19,493
'21	$15,438	$20,123	$19,964
'21	$14,890	$19,292	$19,307
'21	$15,472	$20,277	$19,990
'21	$14,864	$19,789	$18,989
'21	$15,573	$20,580	$19,715
'22	$14,261	$19,569	$18,190
'22	$14,135	$19,064	$18,237
'22	$14,213	$19,477	$18,450
'22	$13,074	$17,918	$17,009
'22	$12,944	$17,939	$17,026
'22	$11,466	$16,427	$15,279
'22	$12,519	$17,574	$16,666
'22	$12,043	$16,927	$16,176
'22	$10,704	$15,306	$14,490
'22	$11,510	$16,230	$15,674
'22	$12,411	$17,489	$16,697
'22	$11,744	$16,801	$16,105
'23	$12,927	$18,005	$17,667
'23	$12,754	$17,489	$17,232
'23	$12,475	$18,028	$16,824
'23	$12,443	$18,287	$16,760
'23	$12,142	$18,092	$16,275
'23	$13,142	$19,142	$17,375
'23	$14,133	$19,843	$18,234
'23	$13,704	$19,288	$17,545
'23	$12,804	$18,491	$16,592
'23	$12,087	$17,935	$15,580
'23	$13,210	$19,590	$17,069
'23	$14,625	$20,531	$18,666
'24	$14,149	$20,651	$18,188
'24	$14,557	$21,538	$18,840
'24	$15,105	$22,214	$19,654
'24	$14,087	$21,481	$18,601
'24	$14,961	$22,353	$19,417
'24	$14,591	$22,851	$19,047
'24	$15,821	$23,220	$20,167
'24	$15,715	$23,809	$20,256
'24	$15,955	$24,362	$20,718
'24	$15,634	$23,816	$20,242
'24	$16,748	$24,706	$21,550
'24	$15,407	$24,122	$20,278
'25	$15,734	$24,931	$21,020
'25	$14,972	$24,781	$20,344
'25	$14,538	$23,802	$19,485
'25	$14,620	$24,024	$19,571
'25	$15,417	$25,405	$20,717
'25	$16,316	$26,546	$21,665
'25	$16,260	$26,906	$21,978
'25	$17,087	$27,570	$22,913
'25	$17,593	$28,569	$23,365
'25	$17,532	$29,208	$23,411

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	12.14%	9.51%	5.77%
MSCI ACWI Index	22.64%	14.61%	11.31%
S&P® Developed SmallCap Index	15.65%	11.15%	8.88%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 166,637,170
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 1,285,057
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	166,637,170
Number of Portfolio Holdings	157
Portfolio Turnover Rate (%)	56
Total Net Advisory Fees Paid ($)	1,285,057

Holdings [Text Block]
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	18%
Financials	16%
Information Technology	13%
Health Care	11%
Consumer Discretionary	9%
Materials	9%
Real Estate	7%
Energy	5%
Consumer Staples	4%
Communication Services	4%
Utilities	3%

Geographical Diversification

Country	% of Net Assets
United States	65%
Japan	7%
United Kingdom	6%
Canada	3%
Korea	3%
Switzerland	3%
France	2%
Italy	2%
Sweden	1%
Germany	1%
Other	5%

Ten Largest Equity Holdings

Holdings	18.4% of Net Assets
Lumentum Holdings, Inc. (United States)	2.6%
BridgeBio Pharma, Inc. (United States)	2.3%
Casey's General Stores, Inc. (United States)	2.0%
TechnipFMC PLC (United Kingdom)	1.7%
Eiffage SA (France)	1.7%
Premier, Inc. (United States)	1.7%
Affiliated Managers Group, Inc. (United States)	1.7%
SkyWest, Inc. (United States)	1.6%
TopBuild Corp. (United States)	1.6%
Benchmark Electronics, Inc. (United States)	1.5%

Material Fund Change [Text Block]
C000070263
Shareholder Report [Line Items]
Fund Name	DWS Global Small Cap Fund
Class Name	Institutional Class
Trading Symbol	KGDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about DWS Global Small Cap Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number	(800) 728-3337
Additional Information Website	dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$119	1.12%

Gross expense ratio as of the latest prospectus: 1.16%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 12.17% for the period ended October 31, 2025. The Fund's broad-based index, the MSCI ACWI Index, returned 22.64% for the same period, while the Fund's additional, more narrowly based index, the S&P® Developed SmallCap Index, returned 15.65%.

The Fund’s underperformance relative to the S&P® Developed SmallCap Index was primarily the result of stock selection in the financials, consumer discretionary, and real estate sectors. On the other hand, selection in industrials, communication services, and health care contributed positively.

The information technology stock Lumentum Holdings, Inc. (2.6%), a designer and manufacturer of optical and photonic products for cloud data centers, AI infrastructure, and industrial applications, was the top contributor at the individual company level. The stock surged behind strong earnings, robust demand from cloud and AI customers, and expanding profit margins. BridgeBio Pharma, Inc. (2.3%), which develops and commercializes medicines for genetic diseases and cancers, was a top performer in health care due to the successful launch of a new drug and a number of analyst upgrades. DroneShield Ltd.,* a provider of AI-powered counter-drone and electronic warfare solutions, further helped results. The shares rallied on the strength of contract wins and impressive revenue growth. The Italy-based cement producer Buzzi SpA (1.4%) and the satellite communications company EchoStar Corp. (0.6%) were additional contributors of note.

Modine Manufacturing Co.,* a producer of thermal management solutions, was the largest detractor. The stock declined due to weaker-than-expected sales, mixed guidance, and concerns about growth in its data center cooling segment. Stride, Inc. (0.8%) a technology-based education company providing online and blended learning programs for K-12 students and adult learners, also hurt performance. The stock plunged after the company issued sharply lower guidance, citing major IT platform issues that led to missed enrollments and higher withdrawal rates. Shares of Siegfried Holding AG (1.0%), a leading pharmaceutical contract development and manufacturing organization, declined due to cautious guidance and margin pressure. The U.K. bakery chain Greggs PLC (0.7%) and the US insulation producer Aspen Aerogels, Inc. (0.5%) were additional detractors of note.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

* Not held at October 31, 2025.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	MSCI ACWI Index	S&P® Developed SmallCap Index
'15	$1,000,000	$1,000,000	$1,000,000
'15	$1,009,995	$991,744	$1,008,437
'15	$991,183	$973,860	$984,642
'16	$909,015	$915,126	$907,583
'16	$896,612	$908,827	$910,521
'16	$971,287	$976,180	$987,991
'16	$972,579	$990,590	$1,010,464
'16	$984,723	$991,842	$1,020,956
'16	$933,820	$985,834	$1,001,827
'16	$987,049	$1,028,320	$1,056,812
'16	$995,059	$1,031,778	$1,058,646
'16	$1,006,686	$1,038,101	$1,074,169
'16	$962,502	$1,020,482	$1,034,278
'16	$998,676	$1,028,237	$1,073,543
'16	$1,010,654	$1,050,449	$1,098,720
'17	$1,032,884	$1,079,172	$1,124,078
'17	$1,047,612	$1,109,444	$1,149,129
'17	$1,057,894	$1,123,016	$1,159,460
'17	$1,076,790	$1,140,518	$1,181,129
'17	$1,093,740	$1,165,704	$1,193,148
'17	$1,109,580	$1,171,005	$1,212,059
'17	$1,129,587	$1,203,731	$1,238,572
'17	$1,122,640	$1,208,343	$1,237,715
'17	$1,167,101	$1,231,688	$1,284,487
'17	$1,167,657	$1,257,264	$1,302,691
'17	$1,195,445	$1,281,602	$1,335,607
'17	$1,210,145	$1,302,264	$1,354,786
'18	$1,258,971	$1,375,733	$1,405,114
'18	$1,196,857	$1,317,955	$1,347,376
'18	$1,196,548	$1,289,742	$1,347,734
'18	$1,199,329	$1,302,058	$1,358,272
'18	$1,223,742	$1,303,684	$1,393,575
'18	$1,226,523	$1,296,624	$1,386,677
'18	$1,224,051	$1,335,726	$1,403,746
'18	$1,243,829	$1,346,220	$1,441,611
'18	$1,213,853	$1,352,079	$1,419,978
'18	$1,060,576	$1,250,756	$1,276,156
'18	$1,059,958	$1,269,049	$1,288,002
'18	$948,706	$1,179,664	$1,167,804
'19	$1,046,188	$1,272,810	$1,286,508
'19	$1,080,399	$1,306,854	$1,337,550
'19	$1,067,524	$1,323,289	$1,325,854
'19	$1,106,885	$1,367,971	$1,369,111
'19	$1,014,553	$1,286,824	$1,282,563
'19	$1,082,239	$1,371,085	$1,362,233
'19	$1,072,306	$1,375,102	$1,365,367
'19	$1,025,221	$1,342,481	$1,320,345
'19	$1,046,188	$1,370,729	$1,341,856
'19	$1,095,114	$1,408,244	$1,379,214
'19	$1,128,589	$1,442,621	$1,424,534
'19	$1,159,912	$1,493,423	$1,473,032
'20	$1,126,709	$1,476,927	$1,433,750
'20	$1,021,933	$1,357,636	$1,302,171
'20	$814,226	$1,174,351	$1,032,619
'20	$909,778	$1,300,153	$1,171,554
'20	$999,428	$1,356,698	$1,254,209
'20	$1,014,923	$1,400,048	$1,287,152
'20	$1,056,612	$1,474,092	$1,348,721
'20	$1,125,971	$1,564,314	$1,419,919
'20	$1,102,359	$1,513,875	$1,383,742
'20	$1,114,534	$1,477,075	$1,379,937
'20	$1,258,047	$1,659,144	$1,599,083
'20	$1,356,645	$1,736,177	$1,711,704
'21	$1,358,866	$1,728,281	$1,736,813
'21	$1,429,216	$1,768,314	$1,823,990
'21	$1,447,359	$1,815,545	$1,857,985
'21	$1,504,380	$1,894,925	$1,933,860
'21	$1,511,415	$1,924,415	$1,954,742
'21	$1,525,485	$1,949,774	$1,964,708
'21	$1,523,263	$1,963,209	$1,949,335
'21	$1,546,220	$2,012,347	$1,996,372
'21	$1,491,421	$1,929,217	$1,930,715
'21	$1,549,552	$2,027,691	$1,999,031
'21	$1,488,458	$1,978,863	$1,898,892
'21	$1,559,709	$2,058,019	$1,971,468
'22	$1,428,220	$1,956,945	$1,818,954
'22	$1,415,676	$1,906,403	$1,823,726
'22	$1,423,462	$1,947,694	$1,845,031
'22	$1,309,274	$1,791,797	$1,700,913
'22	$1,296,298	$1,793,894	$1,702,572
'22	$1,148,372	$1,642,675	$1,527,887
'22	$1,253,910	$1,757,387	$1,666,606
'22	$1,205,899	$1,692,689	$1,617,570
'22	$1,071,814	$1,530,649	$1,449,020
'22	$1,152,697	$1,623,019	$1,567,382
'22	$1,243,096	$1,748,906	$1,669,693
'22	$1,176,558	$1,680,085	$1,610,502
'23	$1,294,670	$1,800,508	$1,766,701
'23	$1,277,341	$1,748,905	$1,723,207
'23	$1,249,523	$1,802,828	$1,682,411
'23	$1,246,331	$1,828,739	$1,675,969
'23	$1,216,233	$1,809,152	$1,627,478
'23	$1,316,104	$1,914,193	$1,737,507
'23	$1,415,518	$1,984,268	$1,823,387
'23	$1,372,651	$1,928,820	$1,754,530
'23	$1,282,357	$1,849,062	$1,659,189
'23	$1,210,305	$1,793,467	$1,557,984
'23	$1,323,400	$1,958,997	$1,706,927
'23	$1,464,595	$2,053,095	$1,866,586
'24	$1,417,118	$2,065,131	$1,818,831
'24	$1,457,881	$2,153,753	$1,884,019
'24	$1,513,032	$2,221,374	$1,965,424
'24	$1,410,884	$2,148,084	$1,860,145
'24	$1,498,645	$2,235,325	$1,941,718
'24	$1,461,718	$2,285,110	$1,904,690
'24	$1,584,487	$2,321,963	$2,016,721
'24	$1,573,936	$2,380,933	$2,025,584
'24	$1,598,394	$2,436,245	$2,071,833
'24	$1,565,784	$2,381,559	$2,024,223
'24	$1,677,523	$2,470,638	$2,154,971
'24	$1,542,702	$2,412,154	$2,027,843
'25	$1,575,840	$2,493,120	$2,102,004
'25	$1,499,878	$2,478,101	$2,034,367
'25	$1,456,034	$2,380,204	$1,948,537
'25	$1,464,191	$2,402,403	$1,957,126
'25	$1,544,232	$2,540,490	$2,071,719
'25	$1,634,469	$2,654,561	$2,166,519
'25	$1,628,351	$2,690,562	$2,197,758
'25	$1,711,451	$2,756,994	$2,291,275
'25	$1,761,923	$2,856,913	$2,336,540
'25	$1,756,315	$2,920,810	$2,341,073

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	12.17%	9.52%	5.79%
MSCI ACWI Index	22.64%	14.61%	11.31%
S&P® Developed SmallCap Index	15.65%	11.15%	8.88%

No Deduction of Taxes [Text Block]	The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 166,637,170
Holdings Count | Holding	157
Advisory Fees Paid, Amount	$ 1,285,057
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	166,637,170
Number of Portfolio Holdings	157
Portfolio Turnover Rate (%)	56
Total Net Advisory Fees Paid ($)	1,285,057

Holdings [Text Block]
Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Industrials	18%
Financials	16%
Information Technology	13%
Health Care	11%
Consumer Discretionary	9%
Materials	9%
Real Estate	7%
Energy	5%
Consumer Staples	4%
Communication Services	4%
Utilities	3%

Geographical Diversification

Country	% of Net Assets
United States	65%
Japan	7%
United Kingdom	6%
Canada	3%
Korea	3%
Switzerland	3%
France	2%
Italy	2%
Sweden	1%
Germany	1%
Other	5%

Ten Largest Equity Holdings

Holdings	18.4% of Net Assets
Lumentum Holdings, Inc. (United States)	2.6%
BridgeBio Pharma, Inc. (United States)	2.3%
Casey's General Stores, Inc. (United States)	2.0%
TechnipFMC PLC (United Kingdom)	1.7%
Eiffage SA (France)	1.7%
Premier, Inc. (United States)	1.7%
Affiliated Managers Group, Inc. (United States)	1.7%
SkyWest, Inc. (United States)	1.6%
TopBuild Corp. (United States)	1.6%
Benchmark Electronics, Inc. (United States)	1.5%

Material Fund Change [Text Block]